JUDICIAL DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2022
Judicial Deposits
Schedule of detailed information about judicial deposits

	Tax		Labor		Civil, commercial and other		Total
	12.31.22	12.31.21	12.31.22	12.31.21	12.31.22	12.31.21	12.31.22	12.31.21
Beginning balance	259,468	248,990	246,007	269,812	44,844	34,539	550,319	553,341
Additions	3,628	5,074	88,489	100,730	24,644	12,305	116,761	118,109
Release in favor of the Company	(74,677)	(1,743)	(34,602)	(38,357)	(780)	(1,997)	(110,059)	(42,097)
Release in favor of the counterparty	(12,402)	(236)	(116,258)	(115,633)	(6,315)	(3,717)	(134,975)	(119,586)
Business combination	-	2,132	-	859	-	-	-	2,991
Interest	15,144	5,251	11,295	28,604	2,216	3,714	28,655	37,569
Exchange rate variation	-	-	(25)	(8)	-	-	(25)	(8)
Ending balance	191,161	259,468	194,906	246,007	64,609	44,844	450,676	550,319